Shareholder Fees - ETF - Vanguard Extended Market Index Fund - ETF Shares	Apr. 29, 2021 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none